Marketable Securities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale:
Amortized cost	$ 8,851
Unrealized losses	(94)
Unrealized Gains
Market value	8,757
Commercial bonds [Member]
Available-for-sale:
Amortized cost	8,851	$ 12,987
Unrealized losses	(94)	(58)
Unrealized Gains
Market value	$ 8,757	$ 12,929